Revenue - Summary of Significant Changes in Contract Liabilities Balances (Details) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Revenue [Abstract]
Revenue recognised that was included in contract liabilities balance at the beginning of the year	$ (97,542)
Increases due to advances and license fees collected	(36,750)	$ (232,000)
Amounts recognised as revenue during the year	30,918	8,458
Advances utilised during the year	54,250	126,000
Revenue recognised that was included in contract liabilities balance at the end of the year	$ (49,124)	$ (97,542)